REVENUE BY PRODUCT LINES AND GEOGRAPHIC AREAS (Details1) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2021	Oct. 31, 2020
Total revenue	$ 477,179	$ 438,006	$ 1,830,459	$ 1,506,929
Revenue percentage	100.00%	100.00%
Geographically [Member]
Total revenue	$ 477,179	$ 438,066	$ 1,803,459	$ 1,506,929
Revenue percentage	100.00%	100.00%	100.00%	100.00%
North America [Member]
Total revenue	$ 156,020	$ 127,771	$ 605,371	$ 563,277
Revenue percentage	33.00%	29.00%	33.00%	37.00%
Europe [Member]
Total revenue	$ 239,964	$ 191,604	$ 713,564	$ 529,321
Revenue percentage	50.00%	44.00%	39.00%	35.00%
Asia Pacific [Member]
Total revenue	$ 54,724	$ 44,242	$ 261,751	$ 197,955
Revenue percentage	11.00%	10.00%	14.00%	13.00%
South America [Member]
Total revenue	$ 8,428	$ 19,172	$ 64,778	$ 64,189
Revenue percentage	2.00%	4.00%	4.00%	5.00%
Other [Member]
Total revenue	$ 18,043	$ 55,277	$ 184,995	$ 152,187
Revenue percentage	4.00%	13.00%	10.00%	10.00%